Income Tax - Additional Information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Estimated a tax loss carryforward	$ 89,156
Deferred income tax assets, net	1,583	$ 301	$ 588
Deferred income tax liabilities, net	97,231	91,125	37,645
Current tax liabilities, current	1,964	357	191
Current tax liabilities, non-current	3,387
Amounts of deferred tax assets not recognised	$ 0	$ 0	$ 0
Tax year one [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Threshold percentage for annual variation in inflation	55.00%
Tax year two [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Threshold percentage for annual variation in inflation	30.00%
Tax year three [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Threshold percentage for annual variation in inflation	15.00%
Payment plan [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax liabilities, current	$ 917
Current tax liabilities, non-current	$ 3,364
Argentina [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards expire	Expire within 5 years.